Fair Value Measurements and Valuation Processes - Additional Information (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
At Fair Value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value of borrowings	£ 49,816	£ 44,457	£ 47,527
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	105	141	88
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	£ 82	£ 76	£ 150